                                 HIGHMARK FUNDS

                               MONEY MARKET FUNDS
                     CALIFORNIA TAX-FREE MONEY MARKET FUND

                        SUPPLEMENT DATED JUNE 8, 1999 TO
                RETAIL SHARES PROSPECTUS DATED NOVEMBER 30, 1998

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE
    CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS

  Effective June 1, 1999, the information under "Money Market Funds Fee Table" on page 5 of the Prospectus, with respect to the California Tax-Free Money Market Fund is hereby amended as follows:

                          MONEY MARKET FUNDS FEE TABLE

                                                                 CALIFORNIA
                                                                  TAX-FREE
                                                              MONEY MARKET FUND
                                                              -----------------
                                                               CLASS A SHARES
                                                              -----------------
SHAREHOLDER TRANSACTION EXPENSES(a)
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)...........................................            0%
Maximum Sales Load Imposed on Reinvested Dividends (as a
  percentage of offering price).............................            0%
Deferred Sales Load (as a percentage of original purchase
  price or redemption proceeds, as applicable)..............            0%
Redemption Fees (as a percentage of amount redeemed, if
  applicable)(c)............................................            0%
Exchange Fee(a).............................................        $   0
ANNUAL OPERATING EXPENSES(d)
  (as a percentage of net assets)
  Management Fees (after voluntary reduction)(e)............         0.15%
  12b-1 Fees................................................         0.25%
  Other Expenses (after voluntary reduction)(f).............         0.22%
                                                                    -----
  Total Fund Operating Expenses(g)..........................         0.62%
                                                                    =====

---------------
Example: You would pay the following expenses on a $1,000 investment, assuming
         (1) 5% annual return and (2) redemption at the end of each time period.

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           ------    -------    -------    --------
California Tax-Free Money Market Fund Class A Shares.....    $6        $20        $35        $77

  The purpose of the tables above is to assist an investor in the Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

---------------
(a) Certain entities (including Union Bank of California, N.A. and its affiliates) making investments in the Funds on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See HOW TO PURCHASE SHARES, EXCHANGE PRIVILEGES, REDEMPTION OF SHARES, and SERVICE ARRANGEMENTS below.)

(c) A wire redemption charge of $15 is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See REDEMPTION OF SHARES below.)

(d) Expense information has been restated to reflect current fees.

(e) Absent voluntary fee waivers, MANAGEMENT FEES would be 0.30% for the California Tax-Free Money Market Fund.

(f) Absent voluntary fee waivers, OTHER EXPENSES would be 0.49% for the Class A Shares of the California Tax-Free Money Market Fund.

(g) Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be 1.04% for the Class A Shares of the California Tax-Free Money Market Fund.

HMR-699

                                 HIGHMARK FUNDS

                               MONEY MARKET FUNDS
                     CALIFORNIA TAX-FREE MONEY MARKET FUND

                        SUPPLEMENT DATED JUNE 8, 1999 TO
              FIDUCIARY SHARES PROSPECTUS DATED NOVEMBER 30, 1998

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE
    CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS

  Effective June 1, 1999, the information under "Money Market Funds Fee Table" on page 6 of the Prospectus, with respect to the California Tax-Free Money Market Fund is hereby amended as follows:

                          MONEY MARKET FUNDS FEE TABLE

                                                                 CALIFORNIA
                                                                  TAX-FREE
                                                              MONEY MARKET FUND
                                                              FIDUCIARY SHARES
                                                              -----------------
SHAREHOLDER TRANSACTION EXPENSES(a)
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)...........................................            0%
Maximum Sales Load Imposed on Reinvested Dividends (as a
  percentage of offering price).............................            0%
Deferred Sales Load (as a percentage of original purchase
  price or redemption proceeds, as applicable)..............            0%
Redemption Fees (as a percentage of amount redeemed, if
  applicable)(b)............................................            0%
Exchange Fee(a).............................................        $   0
ANNUAL OPERATING EXPENSES(c)
  (as a percentage of net assets)
  Management Fees (after voluntary reduction)(d)............         0.15%
  12b-1 Fees................................................         0.00%
  Other Expenses (after voluntary reduction)(c).............         0.22%
                                                                    -----
  Total Fund Operating Expenses(f)..........................         0.37%
                                                                    =====

---------------
Example: You would pay the following expenses on a $1,000 investment, assuming
         (1) 5% annual return and (2) redemption at the end of each time period.

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           ------    -------    -------    --------
California Tax-Free Money Market Fund Fiduciary Shares...    $4        $12        $21        $47

  The purpose of the tables above is to assist an investor in the Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

---------------
(a) Certain entities (including Union Bank of California, N.A. and its affiliates) making investments in the Funds on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See PURCHASE AND REDEMPTION OF SHARES, EXCHANGE PRIVILEGES and SERVICE ARRANGEMENTS below).

(b) A wire redemption charge of $15 is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See PURCHASE AND REDEMPTION OF SHARES below.)

(c) Expense information has been restated to reflect current fees.

(d) Absent voluntary fee waivers, MANAGEMENT FEES would be 0.30% for the Fiduciary Shares of the California Tax-Free Money Market Fund.

(e) Absent voluntary fee waivers, OTHER EXPENSES would be 0.49% for the Fiduciary Shares of the California Tax-Free Money Market Fund.

(f) Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be 0.79% for the Fiduciary Shares of the California Tax-Free Money Market Fund.

HMF-699